Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0002002236
Document Type	F-1
Entity Registrant Name	SPRINGVIEW HOLDINGS LTD
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	203 Henderson Road#06-01
Entity Address, Address Line Two	Henderson Industrial Park
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	159546
City Area Code	(65)
Local Phone Number	6271 2282
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
City Area Code	800
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.
Entity Address, State or Province	NY